Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Details 1
Tax benefit at U.S. statutory rate	$ 172,200	$ (6,700)
State Income taxes
Less: amortization of discount on convertible notes	(550)
Less: stock based compensation	(3,500)
Less: valuation allowance	$ (168,150)
Use of prior years' net operating loss carry forward		$ 6,700
Net tax benefit